CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Schedule of Long-term Debt Issuances
The following are long-term debt issuances made during 2018 and 2017, excluding the debt exchange discussed below:

Company	Issue Date		Principal Amount
(millions of Canadian dollars unless otherwise stated)
Enbridge Inc.
	March 2018	Fixed-to-floating rate subordinated notes due March 2078[1]	US$850
	April 2018	Fixed-to-floating rate subordinated notes due April 2078[2]	$750
	April 2018	Fixed-to-floating rate subordinated notes due April 2078[3]	US$600
	May 2017	Floating rate notes due May 2019[4]	$750
	June 2017	3.19% medium-term notes due December 2022	$450
	June 2017	3.20% medium-term notes due June 2027	$450
	June 2017	4.57% medium-term notes due March 2044	$300
	June 2017	Floating rate notes due June 2020[5]	US$500
	July 2017	2.90% senior notes due July 2022	US$700
	July 2017	3.70% senior notes due July 2027	US$700
	July 2017	Fixed-to-floating rate subordinated notes due July 2077[6]	US$1,000
	September 2017	Fixed-to-floating rate subordinated notes due September 2077[7]	$1,000
	October 2017	Fixed-to-floating rate subordinated notes due September 2077[7]	$650
	October 2017	Floating rate notes due January 2020[8]	US$700
Enbridge Gas Distribution Inc.
	November 2017	3.51% medium-term notes due November 2047	$300
Spectra Energy Partners, LP
	January 2018	3.50% senior notes due January 2028[9]	US$400
	January 2018	4.15% senior notes due January 2048[9]	US$400
	June 2017	Floating rate notes due June 2020[10]	US$400
Union Gas Limited
	November 2017	2.88% medium-term notes due November 2027	$250
	November 2017	3.59% medium-term notes due November 2047	$250

1
Notes mature in 60 years and are callable on or after year 10. For the initial 10 years, the notes carry a fixed interest rate of 6.25%. Subsequently, the interest rate will be set to equal the three-month LIBOR plus a margin of 364 basis points from years 10 to 30, and a margin of 439 basis points from years 30 to 60.

2
Notes mature in 60 years and are callable on or after year 10. For the initial 10 years, the notes carry a fixed interest rate of 6.625%. Subsequently, the interest rate will be set to equal the Canadian Dollar Offered Rate plus a margin of 432 basis points from years 10 to 30, and a margin of 507 basis points from years 30 to 60.

3
Notes mature in 60 years and are callable on or after year five. For the initial five years, the notes carry a fixed interest rate of 6.375%. Subsequently, the interest rate will be set to equal the three-month LIBOR plus a margin of 359 basis points from years five to 10, a margin of 384 basis points from years 10 to 25, and a margin of 459 basis points from years 25 to 60.

4	Carries an interest rate equal to the three-month Bankers' Acceptance Rate plus 59 basis points.

5	Carries an interest rate equal to the three-month LIBOR plus 70 basis points.

6
Matures in 60 years and are callable on or after year 10. For the initial 10 years, the notes carry a fixed interest rate of 5.5%. Subsequently, the interest rate will be set to equal the three-month LIBOR plus a margin of 342 basis points from year 10 to 30, and a margin of 417 basis points from year 30 to 60.

7
Matures in 60 years and are callable on or after year 10. For the initial 10 years, the notes carry a fixed interest rate of 5.4%. Subsequently, the interest rate will be set to equal the three-month Bankers' Acceptance Rate plus a margin of 325 basis points from year 10 to 30, and a margin of 400 basis points from year 30 to 60.

8	Carries an interest rate equal to the three-month LIBOR plus 40 basis points.

9	Issued through Texas Eastern Transmission, L.P. (Texas Eastern), a wholly-owned operating subsidiary of SEP.

10	Carries an interest rate equal to the three-month LIBOR plus 70 basis points.

Consenting SEP notes and EEP notes under Guarantee

SEP Notes[1]	EEP Notes[2]
Floating Rate Senior Notes due 2020	9.875% Notes due 2019
4.600% Senior Notes due 2021	5.200% Notes due 2020
4.750% Senior Notes due 2024	4.375% Notes due 2020
3.500% Senior Notes due 2025	4.200% Notes due 2021
3.375% Senior Notes due 2026	5.875% Notes due 2025
5.950% Senior Notes due 2043	5.950% Notes due 2033
4.500% Senior Notes due 2045	6.300% Notes due 2034
7.500% Notes due 2038
5.500% Notes due 2040
7.375% Notes due 2045

1	As at the effective date of the guarantees, the aggregate outstanding principal amount of SEP notes was approximately US$3.9 billion.

2	As at the effective date of the guarantees, the aggregate outstanding principal amount of EEP notes was approximately US$4.5 billion.

Enbridge Notes under Guarantees

USD Denominated[1]	CAD Denominated[2]
Senior Floating Rate Notes due 2020	4.100% Senior Notes due 2019
Senior Floating Rate Notes due 2020	Senior Floating Rate Notes due 2019
2.900% Senior Notes due 2022	4.770% Senior Notes due 2019
4.000% Senior Notes due 2023	4.530% Senior Notes due 2020
3.500% Senior Notes due 2024	4.850% Senior Notes due 2020
4.250% Senior Notes due 2026	4.260% Senior Notes due 2021
3.700% Senior Notes due 2027	3.160% Senior Notes due 2021
4.500% Senior Notes due 2044	4.850% Senior Notes due 2022
5.500% Senior Notes due 2046	3.190% Senior Notes due 2022
3.940% Senior Notes due 2023
3.940% Senior Notes due 2023
3.950% Senior Notes due 2024
3.200% Senior Notes due 2027
6.100% Senior Notes due 2028
7.220% Senior Notes due 2030
7.200% Senior Notes due 2032
5.570% Senior Notes due 2035
5.750% Senior Notes due 2039
5.120% Senior Notes due 2040
4.240% Senior Notes due 2042
4.570% Senior Notes due 2044
4.870% Senior Notes due 2044
4.560% Senior Notes due 2064
1 As at the effective date of the guarantees, the aggregate outstanding principal amount of the Enbridge United States dollar denominated notes was approximately US$5.9 billion.
2 As at the effective date of the guarantees, the aggregate outstanding principal amount of the Enbridge Canadian dollar denominated notes was approximately $8.1 billion.

Condensed Income Statement
Condensed Consolidating Statements of Earnings and Comprehensive Income for the year ended December 31, 2018

	Parent Issuer and Guarantor	Subsidiary Issuer and Guarantor - SEP	Subsidiary Issuer and Guarantor - EEP	Subsidiary Non-Guarantors	Consolidating and elimination adjustments	Consolidated - Enbridge
(millions of Canadian dollars)
Operating revenues
Commodity sales	—	—	—	27,660	—	27,660
Gas distribution sales	—	—	—	4,360	—	4,360
Transportation and other services	—	—	—	14,358	—	14,358
Total operating revenues	—	—	—	46,378	—	46,378
Operating Expenses
Commodity costs	—	—	—	26,818	—	26,818
Gas distribution costs	—	—	—	2,583	—	2,583
Operating and administrative	180	14	54	6,622	(78)	6,792
Depreciation and amortization	59	—	—	3,187	—	3,246
Impairment of long-lived assets	—	—	—	1,104	—	1,104
Impairment of goodwill	—	—	—	1,019	—	1,019
Total operating expenses	239	14	54	41,333	(78)	41,562
Operating income/(loss)	(239)	(14)	(54)	5,045	78	4,816
Income from equity investments	302	142	—	1,360	(295)	1,509
Equity earnings/(loss) from consolidated subsidiaries	3,119	(1,634)	921	(1,581)	(825)	—
Other
Net foreign currency gain/(loss)	(829)	8	—	80	219	(522)
Gain/(loss) on dispositions	360	—	—	(406)	—	(46)
Other, including other income/(expense) from affiliates	945	72	153	254	(908)	516
Interest expense	(1,080)	(302)	(557)	(1,689)	925	(2,703)
Earnings/(loss) before income taxes	2,578	(1,728)	463	3,063	(806)	3,570
Income tax recovery/(expense)	304	(319)	3	(4,373)	4,148	(237)
Earnings/(loss)	2,882	(2,047)	466	(1,310)	3,342	3,333
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	—	—	—	—	(451)	(451)
Earnings/(loss) attributable to controlling interests	2,882	(2,047)	466	(1,310)	2,891	2,882
Preference share dividends	(367)	—	—	—	—	(367)
Earnings/(loss) attributable to common shareholders	2,515	(2,047)	466	(1,310)	2,891	2,515
Earnings/(loss)	2,882	(2,047)	466	(1,310)	3,342	3,333
Total other comprehensive income/(loss)	3,788	(9)	28	556	(225)	4,138
Comprehensive income/(loss)	6,670	(2,056)	494	(754)	3,117	7,471
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(801)	(801)
Comprehensive income/(loss) attributable to controlling interests	6,670	(2,056)	494	(754)	2,316	6,670

Condensed Consolidating Statements of Earnings and Comprehensive Income for the year ended December 31, 2017

	Parent Issuer and Guarantor	Subsidiary Issuer and Guarantor - SEP	Subsidiary Issuer and Guarantor - EEP	Subsidiary Non-Guarantors	Consolidating and elimination adjustments	Consolidated - Enbridge
(millions of Canadian dollars)
Operating revenues
Commodity sales	—	—	—	26,286	—	26,286
Gas distribution sales	—	—	—	4,215	—	4,215
Transportation and other services	—	—	—	13,877	—	13,877
Total operating revenues	—	—	—	44,378	—	44,378
Operating expenses
Commodity costs	—	—	—	26,065	—	26,065
Gas distribution costs	—	—	—	2,572	—	2,572
Operating and administrative	169	146	16	6,111	—	6,442
Depreciation and amortization	56	—	—	3,107	—	3,163
Impairment of long lived assets	—	—	—	4,463	—	4,463
Impairment of goodwill	—	—	—	102	—	102
Total operating expenses	225	146	16	42,420	—	42,807
Operating income/(loss)	(225)	(146)	(16)	1,958	—	1,571
Income from equity investments	471	118	—	981	(468)	1,102
Equity earnings from consolidated subsidiaries	2,130	752	926	881	(4,689)	—
Other
Net foreign currency gain/(loss)	500	—	—	(22)	(241)	237
Gain/(loss) on dispositions	(11)	—	—	27	—	16
Other, including other income/(expense) from affiliates	871	11	139	74	(896)	199
Interest expense	(816)	(221)	(691)	(1,753)	925	(2,556)
Earnings before income taxes	2,920	514	358	2,146	(5,369)	569
Income tax (expense)/recovery	(61)	—	9	2,706	43	2,697
Earnings	2,859	514	367	4,852	(5,326)	3,266
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	—	—	—	—	(407)	(407)
Earnings attributable to controlling interests	2,859	514	367	4,852	(5,733)	2,859
Preference share dividends	(330)	—	—	—	—	(330)
Earnings attributable to common shareholders	2,529	514	367	4,852	(5,733)	2,529
Earnings	2,859	514	367	4,852	(5,326)	3,266
Total other comprehensive income/(loss)	(2,031)	12	204	(412)	(51)	(2,278)
Comprehensive income	828	526	571	4,440	(5,377)	988
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(160)	(160)
Comprehensive income attributable to controlling interests	828	526	571	4,440	(5,537)	828

Condensed Consolidating Statements of Earnings and Comprehensive Income for the year ended December 31, 2016

	Parent Issuer and Guarantor	Subsidiary Issuer and Guarantor - EEP	Subsidiary Non-Guarantors	Consolidating and elimination adjustments	Consolidated - Enbridge
(millions of Canadian dollars)
Operating revenues
Commodity sales	—	—	22,816	—	22,816
Gas distribution sales	—	—	2,486	—	2,486
Transportation and other services	—	—	9,258	—	9,258
Total operating revenues	—	—	34,560	—	34,560
Operating expenses
Commodity costs	—	—	22,409	—	22,409
Gas distribution costs	—	—	1,596	—	1,596
Operating and administrative	126	70	4,162	—	4,358
Depreciation and amortization	50	—	2,190	—	2,240
Impairment of long lived assets	—	—	1,376	—	1,376
Total operating expenses	176	70	31,733	—	31,979
Operating income/(loss)	(176)	(70)	2,827	—	2,581
Income from equity investments	723	—	423	(718)	428
Equity earnings/(loss) from consolidated subsidiaries	1,055	442	(81)	(1,416)	—
Other
Net foreign currency gain/(loss)	187	—	(3)	(93)	91
Gain on dispositions	—	—	848	—	848
Other, including other income/(expense) from affiliates	791	107	90	(895)	93
Interest expense	(606)	(560)	(1,344)	920	(1,590)
Earnings/(loss) before income taxes	1,974	(81)	2,760	(2,202)	2,451
Income tax recovery/(expense)	95	—	(237)	—	(142)
Earnings/(loss)	2,069	(81)	2,523	(2,202)	2,309
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	—	—	—	(240)	(240)
Earnings/(loss) attributable to controlling interests	2,069	(81)	2,523	(2,442)	2,069
Preference share dividends	(293)	—	—	—	(293)
Earnings/(loss) attributable to common shareholders	1,776	(81)	2,523	(2,442)	1,776
Earnings/(loss)	2,069	(81)	2,523	(2,202)	2,309
Total other comprehensive income/(loss)	(574)	54	186	(251)	(585)
Comprehensive income/(loss)	1,495	(27)	2,709	(2,453)	1,724
Comprehensive income attributable to noncontrolling interests	—	—	—	(229)	(229)
Comprehensive income/(loss) attributable to controlling interests	1,495	(27)	2,709	(2,682)	1,495

Condensed Statement of Comprehensive Income
Condensed Consolidating Statements of Earnings and Comprehensive Income for the year ended December 31, 2018

	Parent Issuer and Guarantor	Subsidiary Issuer and Guarantor - SEP	Subsidiary Issuer and Guarantor - EEP	Subsidiary Non-Guarantors	Consolidating and elimination adjustments	Consolidated - Enbridge
(millions of Canadian dollars)
Operating revenues
Commodity sales	—	—	—	27,660	—	27,660
Gas distribution sales	—	—	—	4,360	—	4,360
Transportation and other services	—	—	—	14,358	—	14,358
Total operating revenues	—	—	—	46,378	—	46,378
Operating Expenses
Commodity costs	—	—	—	26,818	—	26,818
Gas distribution costs	—	—	—	2,583	—	2,583
Operating and administrative	180	14	54	6,622	(78)	6,792
Depreciation and amortization	59	—	—	3,187	—	3,246
Impairment of long-lived assets	—	—	—	1,104	—	1,104
Impairment of goodwill	—	—	—	1,019	—	1,019
Total operating expenses	239	14	54	41,333	(78)	41,562
Operating income/(loss)	(239)	(14)	(54)	5,045	78	4,816
Income from equity investments	302	142	—	1,360	(295)	1,509
Equity earnings/(loss) from consolidated subsidiaries	3,119	(1,634)	921	(1,581)	(825)	—
Other
Net foreign currency gain/(loss)	(829)	8	—	80	219	(522)
Gain/(loss) on dispositions	360	—	—	(406)	—	(46)
Other, including other income/(expense) from affiliates	945	72	153	254	(908)	516
Interest expense	(1,080)	(302)	(557)	(1,689)	925	(2,703)
Earnings/(loss) before income taxes	2,578	(1,728)	463	3,063	(806)	3,570
Income tax recovery/(expense)	304	(319)	3	(4,373)	4,148	(237)
Earnings/(loss)	2,882	(2,047)	466	(1,310)	3,342	3,333
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	—	—	—	—	(451)	(451)
Earnings/(loss) attributable to controlling interests	2,882	(2,047)	466	(1,310)	2,891	2,882
Preference share dividends	(367)	—	—	—	—	(367)
Earnings/(loss) attributable to common shareholders	2,515	(2,047)	466	(1,310)	2,891	2,515
Earnings/(loss)	2,882	(2,047)	466	(1,310)	3,342	3,333
Total other comprehensive income/(loss)	3,788	(9)	28	556	(225)	4,138
Comprehensive income/(loss)	6,670	(2,056)	494	(754)	3,117	7,471
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(801)	(801)
Comprehensive income/(loss) attributable to controlling interests	6,670	(2,056)	494	(754)	2,316	6,670

Condensed Consolidating Statements of Earnings and Comprehensive Income for the year ended December 31, 2017

	Parent Issuer and Guarantor	Subsidiary Issuer and Guarantor - SEP	Subsidiary Issuer and Guarantor - EEP	Subsidiary Non-Guarantors	Consolidating and elimination adjustments	Consolidated - Enbridge
(millions of Canadian dollars)
Operating revenues
Commodity sales	—	—	—	26,286	—	26,286
Gas distribution sales	—	—	—	4,215	—	4,215
Transportation and other services	—	—	—	13,877	—	13,877
Total operating revenues	—	—	—	44,378	—	44,378
Operating expenses
Commodity costs	—	—	—	26,065	—	26,065
Gas distribution costs	—	—	—	2,572	—	2,572
Operating and administrative	169	146	16	6,111	—	6,442
Depreciation and amortization	56	—	—	3,107	—	3,163
Impairment of long lived assets	—	—	—	4,463	—	4,463
Impairment of goodwill	—	—	—	102	—	102
Total operating expenses	225	146	16	42,420	—	42,807
Operating income/(loss)	(225)	(146)	(16)	1,958	—	1,571
Income from equity investments	471	118	—	981	(468)	1,102
Equity earnings from consolidated subsidiaries	2,130	752	926	881	(4,689)	—
Other
Net foreign currency gain/(loss)	500	—	—	(22)	(241)	237
Gain/(loss) on dispositions	(11)	—	—	27	—	16
Other, including other income/(expense) from affiliates	871	11	139	74	(896)	199
Interest expense	(816)	(221)	(691)	(1,753)	925	(2,556)
Earnings before income taxes	2,920	514	358	2,146	(5,369)	569
Income tax (expense)/recovery	(61)	—	9	2,706	43	2,697
Earnings	2,859	514	367	4,852	(5,326)	3,266
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	—	—	—	—	(407)	(407)
Earnings attributable to controlling interests	2,859	514	367	4,852	(5,733)	2,859
Preference share dividends	(330)	—	—	—	—	(330)
Earnings attributable to common shareholders	2,529	514	367	4,852	(5,733)	2,529
Earnings	2,859	514	367	4,852	(5,326)	3,266
Total other comprehensive income/(loss)	(2,031)	12	204	(412)	(51)	(2,278)
Comprehensive income	828	526	571	4,440	(5,377)	988
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(160)	(160)
Comprehensive income attributable to controlling interests	828	526	571	4,440	(5,537)	828

Condensed Consolidating Statements of Earnings and Comprehensive Income for the year ended December 31, 2016

	Parent Issuer and Guarantor	Subsidiary Issuer and Guarantor - EEP	Subsidiary Non-Guarantors	Consolidating and elimination adjustments	Consolidated - Enbridge
(millions of Canadian dollars)
Operating revenues
Commodity sales	—	—	22,816	—	22,816
Gas distribution sales	—	—	2,486	—	2,486
Transportation and other services	—	—	9,258	—	9,258
Total operating revenues	—	—	34,560	—	34,560
Operating expenses
Commodity costs	—	—	22,409	—	22,409
Gas distribution costs	—	—	1,596	—	1,596
Operating and administrative	126	70	4,162	—	4,358
Depreciation and amortization	50	—	2,190	—	2,240
Impairment of long lived assets	—	—	1,376	—	1,376
Total operating expenses	176	70	31,733	—	31,979
Operating income/(loss)	(176)	(70)	2,827	—	2,581
Income from equity investments	723	—	423	(718)	428
Equity earnings/(loss) from consolidated subsidiaries	1,055	442	(81)	(1,416)	—
Other
Net foreign currency gain/(loss)	187	—	(3)	(93)	91
Gain on dispositions	—	—	848	—	848
Other, including other income/(expense) from affiliates	791	107	90	(895)	93
Interest expense	(606)	(560)	(1,344)	920	(1,590)
Earnings/(loss) before income taxes	1,974	(81)	2,760	(2,202)	2,451
Income tax recovery/(expense)	95	—	(237)	—	(142)
Earnings/(loss)	2,069	(81)	2,523	(2,202)	2,309
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	—	—	—	(240)	(240)
Earnings/(loss) attributable to controlling interests	2,069	(81)	2,523	(2,442)	2,069
Preference share dividends	(293)	—	—	—	(293)
Earnings/(loss) attributable to common shareholders	1,776	(81)	2,523	(2,442)	1,776
Earnings/(loss)	2,069	(81)	2,523	(2,202)	2,309
Total other comprehensive income/(loss)	(574)	54	186	(251)	(585)
Comprehensive income/(loss)	1,495	(27)	2,709	(2,453)	1,724
Comprehensive income attributable to noncontrolling interests	—	—	—	(229)	(229)
Comprehensive income/(loss) attributable to controlling interests	1,495	(27)	2,709	(2,682)	1,495

Condensed Balance Sheet
Condensed Consolidating Statements of Financial Position as at December 31, 2018

	Parent Issuer and Guarantor	Subsidiary Issuer and Guarantor - SEP	Subsidiary Issuer and Guarantor - EEP	Subsidiary Non-Guarantors	Consolidating and elimination adjustments	Consolidated - Enbridge
(millions of Canadian dollars)
Assets
Current assets
Cash and cash equivalents	—	16	—	502	—	518
Restricted cash	9	—	—	110	—	119
Accounts receivable and other	283	15	8	6,211	—	6,517
Accounts receivable from affiliates	726	—	13	(142)	(518)	79
Short-term loans receivable from affiliates	3,943	—	3,689	653	(8,285)	—
Inventory	—	—	—	1,339	—	1,339
	4,961	31	3,710	8,673	(8,803)	8,572
Property, plant and equipment, net	140	—	—	94,400	—	94,540
Long-term loans receivable from affiliates	10,318	73	2,539	1,344	(14,274)	—
Investments in subsidiaries	78,474	19,777	6,363	15,567	(120,181)	—
Long-term investments	4,561	987	—	14,841	(3,682)	16,707
Restricted long-term investments	—	—	—	323	—	323
Deferred amounts and other assets	1,700	9	17	8,558	(1,726)	8,558
Intangible assets, net	234	—	—	2,138	—	2,372
Goodwill	—	—	—	34,459	—	34,459
Deferred income taxes	817	—	—	229	328	1,374
Total assets	101,205	20,877	12,629	180,532	(148,338)	166,905

Liabilities and equity
Current liabilities
Short-term borrowings	—	—	—	1,024	—	1,024
Accounts payable and other	2,742	7	34	7,059	(6)	9,836
Accounts payable to affiliates	946	233	56	(677)	(518)	40
Interest payable	283	56	105	225	—	669
Short-term loans payable to affiliates	426	682	—	7,177	(8,285)	—
Environmental liabilities, current	—	—	—	27	—	27
Current portion of long-term debt	1,853	—	683	723	—	3,259
	6,250	978	878	15,558	(8,809)	14,855
Long-term debt	22,893	7,276	6,943	23,215	—	60,327
Other long-term liabilities	2,428	2	30	8,100	(1,726)	8,834
Long-term loans payable to affiliates	76	—	1,502	12,696	(14,274)	—
Deferred income taxes	—	331	—	13,523	(4,400)	9,454
	31,647	8,587	9,353	73,092	(29,209)	93,470
Equity
Controlling interests[1]	69,558	12,290	3,276	107,440	(123,094)	69,470
Noncontrolling interests	—	—	—	—	3,965	3,965
	69,558	12,290	3,276	107,440	(119,129)	73,435
Total liabilities and equity	101,205	20,877	12,629	180,532	(148,338)	166,905
1 Equity attributable to controlling interests for parent issuer and guarantor excludes reciprocal shareholding balance included within consolidating and elimination adjustments.

Condensed Consolidating Statements of Financial Position as at December 31, 2017

	Parent Issuer and Guarantor	Subsidiary Issuer and Guarantor - SEP	Subsidiary Issuer and Guarantor - EEP	Subsidiary Non-Guarantors	Consolidating and elimination adjustments	Consolidated - Enbridge
(millions of Canadian dollars)
Assets
Current assets
Cash and cash equivalents	—	14	—	466	—	480
Restricted cash	2	—	—	105	—	107
Accounts receivable and other	292	8	—	6,753	—	7,053
Accounts receivable from affiliates	593	—	41	(73)	(514)	47
Short-term loans receivable from affiliates	1,861	—	3,085	2,977	(7,923)	—
Inventory	—	—	—	1,528	—	1,528
	2,748	22	3,126	11,756	(8,437)	9,215
Property, plant and equipment, net	136	—	—	90,575	—	90,711
Long-term loans receivable from affiliates	14,205	574	2,352	(3,177)	(13,954)	—
Investments in subsidiaries	55,466	21,528	5,993	16,672	(99,659)	—
Long-term investments	8,408	918	—	14,972	(7,654)	16,644
Restricted long-term investments	—	—	—	267	—	267
Deferred amounts and other assets	904	8	5	7,250	(1,725)	6,442
Intangible assets, net	219	—	—	3,048	—	3,267
Goodwill	—	—	—	34,457	—	34,457
Deferred income taxes	809	—	—	254	27	1,090
Total assets	82,895	23,050	11,476	176,074	(131,402)	162,093

Liabilities and equity
Current liabilities
Short-term borrowings	—	—	—	1,444	—	1,444
Accounts payable and other	1,927	100	19	7,432	—	9,478
Accounts payable to affiliates	56	171	—	444	(514)	157
Interest payable	216	51	102	265	—	634
Short-term loans payable to affiliates	868	—	—	7,055	(7,923)	—
Environmental liabilities, current	—	—	—	40	—	40
Current portion of long-term debt	—	626	501	1,744	—	2,871
	3,067	948	622	18,424	(8,437)	14,624
Long-term debt	20,173	7,605	7,852	25,235	—	60,865
Other long-term liabilities	1,342	38	21	7,834	(1,725)	7,510
Long-term loans payable to affiliates	76	4	764	13,110	(13,954)	—
Deferred income taxes	—	—	—	9,295	—	9,295
	24,658	8,595	9,259	73,898	(24,116)	92,294
Redeemable noncontrolling interests	—	—	—	—	4,067	4,067
Equity
Controlling interests[1]	58,237	14,455	2,217	102,176	(118,950)	58,135
Noncontrolling Interests	—	—	—	—	7,597	7,597
	58,237	14,455	2,217	102,176	(111,353)	65,732
Total liabilities and equity	82,895	23,050	11,476	176,074	(131,402)	162,093
1 Equity attributable to controlling interests for parent issuer and guarantor excludes reciprocal shareholding balance included within consolidating and elimination adjustments.

Condensed Cash Flow Statement
Condensed Consolidating Statements of Cash Flows for the year ended December 31, 2018

	Parent Issuer and Guarantor	Subsidiary Issuer and Guarantor - SEP	Subsidiary Issuer and Guarantor - EEP	Subsidiary Non-Guarantors	Consolidating and elimination adjustments	Consolidated - Enbridge
(millions of Canadian dollars)
Net cash provided by/(used in) operating activities	154	1,751	(1,328)	12,772	(2,847)	10,502
Investing activities
Capital expenditures	(28)	—	—	(6,778)	—	(6,806)
Long-term investments	(81)	(12)	—	(1,297)	78	(1,312)
Distributions from equity investments in excess of cumulative earnings	1,829	45	2,071	1,232	(3,900)	1,277
Additions to intangible assets	(43)	—	—	(497)	—	(540)
Proceeds from dispositions	1,790	—	—	2,662	—	4,452
Contributions to subsidiaries	(8,131)	(79)	(13)	(1,655)	9,878	—
Return of share capital from subsidiaries	3,753	—	—	—	(3,753)	—
Advances to affiliates	(6,863)	—	(1,703)	(4,859)	13,425	—
Repayment of advances to affiliates	9,427	518	1,504	3,298	(14,747)	—
Other	—	—	—	(88)	—	(88)
Net cash provided by/(used in) investing activities	1,653	472	1,859	(7,982)	981	(3,017)
Financing activities
Net change in short-term borrowings	—	—	—	(420)	—	(420)
Net change in commercial paper and credit facility draws	(734)	(962)	(1,009)	449	—	(2,256)
Debenture and term note issues, net of issue costs	2,554	—	—	983	—	3,537
Debenture and term note repayments	—	(648)	(509)	(3,288)	—	(4,445)
Sale of noncontrolling interests in subsidiaries	—	—	—	—	1,289	1,289
Contributions from noncontrolling interests	—	—	—	—	24	24
Distributions to noncontrolling interests	—	—	—	—	(857)	(857)
Contributions from redeemable noncontrolling interests	—	—	—	—	70	70
Distributions to redeemable noncontrolling interests	—	—	—	—	(325)	(325)
Contributions from parents	—	—	1,007	8,223	(9,230)	—
Distributions to parents	—	(1,902)	(666)	(7,653)	10,221	—
Sponsored Vehicle buy-in cash payment	(64)	—	—	—	—	(64)
Redemption of preferred shares	—	—	—	(210)	—	(210)
Common shares issued	21	648	—	—	(648)	21
Preference share dividends	(364)	—	—	—	—	(364)
Common share dividends	(3,480)	—	—	—	—	(3,480)
Advances from affiliates	710	648	3,501	8,566	(13,425)	—
Repayment of advances from affiliates	(443)	—	(2,855)	(11,449)	14,747	—
Other	—	(5)	—	(18)	—	(23)
Net cash (used in)/provided by financing activities	(1,800)	(2,221)	(531)	(4,817)	1,866	(7,503)
Effect of translation of foreign denominated cash and cash equivalents and restricted cash	—	—	—	68	—	68
Net increase in cash and cash equivalents and restricted cash	7	2	—	41	—	50
Cash and cash equivalents and restricted cash at beginning of year	2	14	—	571	—	587
Cash and cash equivalents and restricted cash at end of year	9	16	—	612	—	637

Condensed Consolidating Statements of Cash Flows for the year ended December 31, 2017

	Parent Issuer and Guarantor	Subsidiary Issuer and Guarantor - SEP	Subsidiary Issuer and Guarantor - EEP	Subsidiary Non-Guarantors	Consolidating and elimination adjustments	Consolidated - Enbridge
(millions of Canadian dollars)
Net cash (used in)/provided by operating activities	(1,023)	(255)	(1,681)	11,411	(1,794)	6,658
Investing activities
Capital expenditures	(21)	—	—	(8,266)	—	(8,287)
Long-term investments	(202)	(51)	—	(3,535)	202	(3,586)
Distributions from equity investments in excess of cumulative earnings	1,448	22	1,907	103	(3,355)	125
Additions to intangible assets	(47)	—	—	(742)	—	(789)
Cash acquired in Merger Transaction	—	—	—	682	—	682
Proceeds from dispositions	—	—	1,742	1,103	(2,217)	628
Reimbursement of capital expenditures	—	—	—	212	—	212
Contributions to subsidiaries	(4,866)	—	(2,056)	—	6,922	—
Return of share capital from subsidiaries	2,423	—	1,532	—	(3,955)	—
Advances to affiliates	(7,145)	(519)	(1,410)	(3,020)	12,094	—
Repayment of advances to affiliates	4,506	—	2,129	2,887	(9,522)	—
Other	—	—	—	(22)	—	(22)
Net cash (used in)/provided by investing activities	(3,904)	(548)	3,844	(10,598)	169	(11,037)
Financing activities
Net change in short-term borrowings	—	—	—	721	—	721
Net change in commercial paper and credit facility draws	(1,845)	2,226	(316)	(1,314)	—	(1,249)
Debenture and term note issues, net of issue costs	8,177	868	—	438	—	9,483
Debenture and term note repayments	(1,711)	(533)	—	(2,810)	—	(5,054)
Purchase of interest in consolidated subsidiary	—	—	(475)	(1,969)	2,217	(227)
Contributions from noncontrolling interests	—	—	—	—	832	832
Distributions to noncontrolling interests	—	—	—	—	(919)	(919)
Contributions from redeemable noncontrolling interests	563	—	—	—	615	1,178
Distributions to redeemable noncontrolling interests	—	—	—	—	(247)	(247)
Contributions from parents	—	—	—	6,922	(6,922)	—
Distributions to parents	—	(1,987)	(789)	(7,310)	10,086	—
Preference shares issued	489	—	—	—	—	489
Redemption of preferred shares	—	—	(1,613)	1,613	—	—
Common shares issued	1,549	227	1,646	—	(1,873)	1,549
Preference share dividends	(330)	—	(478)	—	478	(330)
Common share dividends[1]	(2,336)	—	—	(414)	—	(2,750)
Advances from affiliates	407	—	2,613	9,074	(12,094)	—
Repayment of advances from affiliates	(40)	—	(2,847)	(6,635)	9,522	—
Net cash provided by/(used in) financing activities	4,923	801	(2,259)	(1,684)	1,695	3,476
Effect of translation of foreign denominated cash and cash equivalents and restricted cash	—	—	(2)	—	(70)	(72)
Net decrease in cash and cash equivalents and restricted cash	(4)	(2)	(98)	(871)	—	(975)
Cash and cash equivalents and restricted cash at beginning of year	6	16	98	1,442	—	1,562
Cash and cash equivalents and restricted cash at end of year	2	14	—	571	—	587
1 Common share dividends for the year ended December 31, 2017 includes amounts distributed by Spectra Energy Corp. related to dividends accrued prior to the Merger Transaction.
Condensed Consolidating Statements of Cash Flows for the year ended December 31, 2016

	Parent Issuer and Guarantor	Subsidiary Issuer and Guarantor - EEP	Subsidiary Non-Guarantors	Consolidating and elimination adjustments	Consolidated - Enbridge
(millions of Canadian dollars)
Net cash provided by/(used in) operating activities	(65)	(1,818)	8,579	(1,491)	5,205
Investing activities
Capital expenditures	(21)	—	(5,107)	—	(5,128)
Long-term investments	(194)	—	(514)	194	(514)
Distributions from equity investments in excess of cumulative earnings	1,233	2,717	—	(3,950)	—
Additions to intangible assets	(37)	—	(90)	—	(127)
Acquisitions	—	—	(644)	—	(644)
Proceeds from dispositions	—	—	1,379	—	1,379
Contributions to subsidiaries	(970)	(463)	—	1,433	—
Return of share capital from subsidiaries	350	—	—	(350)	—
Advances to affiliates	(4,307)	(1,623)	(1,518)	7,448	—
Repayment of advances to affiliates	1,577	1,382	400	(3,359)	—
Other	—	17	(135)	—	(118)
Net cash (used in)/provided by investing activities	(2,369)	2,030	(6,229)	1,416	(5,152)
Financing activities
Net change in short-term borrowings	—	—	(248)	—	(248)
Net change in commercial paper and credit facility draws	(1,083)	289	(1,503)	—	(2,297)
Debenture and term note issues, net of issue costs	3,009	—	1,071	—	4,080
Debenture and term note repayments	(1,160)	(400)	(386)	—	(1,946)
Contributions from noncontrolling interests	—	—	—	28	28
Distributions to noncontrolling interests	—	—	—	(720)	(720)
Contributions from redeemable noncontrolling interests	—	—	—	591	591
Distributions to redeemable noncontrolling interests	—	—	—	(202)	(202)
Contributions from parents	—	—	1,433	(1,433)	—
Distributions to parents	—	(1,060)	(4,840)	5,900	—
Preference shares issued	737	—	—	—	737
Common shares issued	2,260	—	—	—	2,260
Preference share dividends	(293)	—	—	—	(293)
Common share dividends	(1,150)	—	—	—	(1,150)
Advances from affiliates	518	1,000	5,930	(7,448)	—
Repayment of advances from affiliates	(400)	—	(2,959)	3,359	—
Net cash provided by/(used in) financing activities	2,438	(171)	(1,502)	75	840
Effect of translation of foreign denominated cash and cash equivalents and restricted cash	—	1	(20)	—	(19)
Net increase in cash and cash equivalents and restricted cash	4	42	828	—	874
Cash and cash equivalents and restricted cash at beginning of year	2	56	630	—	688
Cash and cash equivalents and restricted cash at end of year	6	98	1,458	—	1,562